Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Accounts Receivable, Net [Line Items]
Accounts receivable net from joint ventures	$ 1,261,818	$ 1,363,517
Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable net from joint ventures	1,261,818	1,363,517
Allowance for credit losses from joint ventures	280,326	190,322
Past Due for More than 90 Days [Member] | Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable, net	$ 3,220,058	$ 1,586,814